Accrued Expenses	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Payables and Accruals [Abstract]
Accrued Expenses
Note 7 — Accrued Expenses

Accrued expenses consisted of the following:

	September 30, 2014	December 31, 2013

Accrued Wages and Related Costs	$95,427	$91,385
Accrued Compensation	432,786	360,670
Accrued Professional Services	55,000	69,500
Accrued Warranty Obligations	38,722	31,619
Other Accrued Expenses	12,373	1,090

Total	$634,308	$554,264

Included in the above accrued compensation are amounts owed to officers of the Company for services rendered that remain outstanding. These amounts are not subject to a fixed repayment schedule and they bear interest at a rate of 8% per annum, compounding monthly. The amounts were $432,786 as of September 30, 2014 and $360,670 as of December 31, 2013. The related interest amounts included in Accrued Interest were $55,214 and $28,173 respectively at September 30, 2014 and December 31, 2013.

The Company has warranty obligations in connection with the sale of certain of its products. The warranty period for its products is generally one year except in certain European countries where it is two years. The costs incurred to provide for these warranty obligations are estimated and recorded as an accrued liability at the time of sale. The Company estimates its future warranty costs based on product-based historical performance rates and related costs to repair. The changes in the Company’s accrued warranty obligations for the nine months ended September 30, 2014 were as follows:

2014
Accrued Warranty Obligations at December 31, 2013	$31,619
Reductions for Settling Warranties	(68,540)
Warranties Issued During Period	75,643

Accrued Warranty Obligations at September 30, 2014	$38,722

Note 16 — Accrued Expenses

Accrued expenses consisted of the following:

	December 31, 2013	December 31, 2012
Accrued Wages and Related Costs	$91,385	$31,197
Accrued Compensation	360,670	181,322
Accrued Professional Services	69,500	181,227
Accrued Warranty Obligations	31,619	93,788
Other Accrued Expenses	1,090	32,138

Total	$554,264	$519,672

The Company has warranty obligations in connection with the sale of certain of its products. The warranty period for its products is generally one year except in European countries where it is two years. The costs incurred to provide for these warranty obligations are estimated and recorded as an accrued liability at the time of sale. The Company estimates its future warranty costs based on product-based historical performance rates and related costs to repair.

The changes in the Company’s accrued warranty obligations for the years ended December 31, 2013 and 2012 were as follows:

Accrued Warranty Obligations at December 31, 2011	$118,611
Reductions for Settling Warranties	(126,308)
Warranty Issued During Year	101,485

Accrued Warranty Obligations at December 31, 2012	$93,788
Reductions for Settling Warranties	(74,287)
Warranty Issued During Year	12,118
Accrued Warranty Obligations at December 31, 2013	$31,619